Capital Stock and Other Related Accounts - Summary of Capital Stock and Other Capital Related Accounts (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of capital stock and other capital related accounts [abstract]
Capital stock	$ 59,602,649	$ 59,603,000
Capital adjustment	7,193,371,000	7,193,371,000
Treasury shares	(2,387,251,000)	0
Share premium	13,096,405,000	13,096,405,000
Merger premium	2,365,749,000	2,365,749,000
Share-based payment plans	39,870,000	0
Total	$ 20,367,747,000	$ 22,715,128,000